Lease (Tables)	12 Months Ended
Dec. 31, 2024
Lessee Disclosure [Abstract]
Schedule of balances reported in the consolidated balance sheets related to the Group's leases

The following table presents balances reported in the consolidated balance sheets related to the Group’s leases:

	For the years ended December 31,
	2023	2024
	US$	US$
Operating lease right-of-use assets	9,067,885	10,880,673
Operating lease liabilities	8,911,017	10,056,251

Schedule of operating lease expenses and short-term lease expenses

The following table presents operating lease expenses and short-term lease expenses reported in the consolidated statements of comprehensive income (loss) related to the Group’s leases:

	For the years ended December 31,
	2023	2024
	US$	US$
Operating lease expenses	5,681,600	5,168,034
Short-term lease expenses	655,847	520,775

Summary of supplemental information related to operating leases

A summary of supplemental information related to operating leases is as follows:

	For the years ended December 31,
	2023	2024
	US$	US$
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used in operating leases	6,357,265	6,319,923
Non-cash right-of-use assets in exchange for new lease obligations:
Operating leases	1,021,178	6,748,032
Weighted average remaining lease term:
Operating leases	4 years	4 years
Weighted average discount rate:
Operating leases	5.3%	4.8%

18.
Lease (Continued)

Operating leases (Continued)

Summary of maturity analysis of the annual undiscounted cash flows

The following is a maturity analysis of the annual undiscounted cash flows for the annual periods ended December 31:

2024
US$
Years ending December 31:
2025	4,576,442
2026	3,958,840
2027	1,896,985
2028	325,244
2029 and after	—
Total undiscounted operating lease payments	10,757,511
Less: imputed interest	(701,260)
Present value of operating lease liabilities	10,056,251